Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Common Share	Earnings Per Common Share
We present basic and diluted earnings per common share. Basic earnings per common share is calculated by dividing the net income by the weighted average number of common shares outstanding. Diluted earnings per common share reflect the potential dilution of earnings that would occur if all “in the money” securities to issue common shares were exercised.
The following schedule summarizes the information used to compute earnings per common share for the years ended
December 31, 2023, 2022 and 2021:

(in thousands, except per share data)	2023	2022	2021

Net income	$341,303	$423,211	$512,599

Weighted average number of common shares used to compute basic earnings per common share	228,146	227,577	227,983
Dilutive effect of outstanding stock options and restricted stock units	2,473	2,555	3,403
Dilutive effect of outstanding warrants	—	4	648
Weighted average number of common shares used to compute diluted earnings per common share	230,619	230,136	232,034

Outstanding stock options and awards having no dilutive effect, not included in above calculation	1	146	8
Outstanding warrants having no dilutive effect, not included in above calculation	17,562	20,556	19,912

Basic earnings per common share	$1.50	$1.86	$2.25
Diluted earnings per common share	$1.48	$1.84	$2.21
For purposes of considering the 2027 Notes, as discussed further in Note 16 "Debt," in determining diluted earnings per common share, only an excess of the conversion value over the principal amount would have a dilutive impact using the treasury stock method. Since the 2027 Notes were out of the money and anti-dilutive during the period from January 1,
2021 through December 31, 2023, they were excluded from the diluted earnings per common share calculation in 2021,
2022 and 2023.